CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Income and Comprehensive Income
Loss for the year	$ (29,749)	$ (6,007)
Other comprehensive income (loss)
Reclass of AOCI on disposal of FVOCI investment	847	0
Change in fair value of financial instruments	0	31
Currency translation adjustment	273	(234)
Comprehensive loss for the year	$ (28,629)	$ (6,210)